Note 18 - Contract Balances, Performance Obligations and Contract Costs 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-02-01	Jan. 31, 2019
Revenue, Remaining Performance Obligation, Percentage	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years